ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Net (loss) income	$ (17,787)	$ 6,448	$ (33,904)
Net cash used in operating activities	(4,975)	(5,555)	(14,916)
Net cash provided by investing activities	0	352	4,440
Net cash (used in) provided by financing activities	(9,433)	19,164	(4,323)
AirNet's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	9,075	23,434	26,022
Net (loss) income	(15,726)	7,672	(30,972)
Net cash used in operating activities	(5,230)	(5,681)	(14,813)
Net cash provided by investing activities		352	4,440
Net cash (used in) provided by financing activities	$ (9,433)	$ 19,164	$ (4,323)